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
DIRECTORS                                    OFFICERS
Barton M. Biggs                              James W. Grisham
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
  Chairman and Director, Morgan Stanley      Michael F. Klein
  Asset Management Inc. and Morgan Stanley   VICE PRESIDENT
  Asset Management Limited; Managing         Harold J. Schaaff,
  Director, Morgan Stanley & Co.             Jr.
  Incorporated; Director, Morgan Stanley     VICE PRESIDENT
  Group Inc.                                 Joseph P. Stadler
Frederick B. Whittemore                      VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD                   Valerie Y. Lewis
  Advisory Director, Morgan Stanley & Co.    SECRETARY
  Incorporated                               Karl O. Hartmann
Warren J. Olsen                              ASSISTANT SECRETARY
DIRECTOR AND PRESIDENT                       James R. Rooney
  Principal, Morgan Stanley Asset            TREASURER
  Management Inc. and Morgan Stanley & Co.   Joanna M. Haigney
  Incorporated                               ASSISTANT TREASURER
John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           U.S. REAL ESTATE PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

For the nine month period ended September 30, 1996, the Portfolio had a total return of 19.58% for the Class A shares and 18.70% for the Class B shares, as compared to a total return of 14.25% for the National Association of Real Estate Investment Trusts (NAREIT) Index. The average annual total return for the twelve months ended September 30, 1996 and for the period from inception on February 24, 1995 through September 30, 1996 was 25.77% and 26.01%, respectively, for the Class A shares as compared to 18.83% and 18.25%, respectively, for the Index.

PERFORMANCE COMPARED TO THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS (NAREIT) INDEX(1)
----------------------------------------------------

                                                TOTAL RETURNS(2)
                                      ------------------------------------
                                                                AVERAGE
                                                                 ANNUAL
                                                     ONE         SINCE
                                         YTD         YEAR      INCEPTION
                                      ----------  ----------  ------------
PORTFOLIO--CLASS A..................      19.58%      25.77%       26.01%
PORTFOLIO--CLASS B(3)...............      18.70         N/A          N/A
INDEX...............................      14.25       18.83        18.25

1. The NAREIT Index is an unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs) listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System, including dividends.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The publicly-quoted property sector in the U.S. posted strong results during the third quarter of 1996, confirming for many observers the emergence of three important trends in the U.S. property markets. The first of these trends, and perhaps the one with the greatest near term impact, is the thesis that real estate offers defensive and diversification characteristics relative to traditional equities. This thesis was tested during the market downturn in July 1996, when the broad market as measured by the S&P 500 declined 4.42% versus an increase of 0.54% for the Morgan Stanley REIT Index (which calculates REIT total returns on a continuous basis). The relative stability of real estate stocks in the face of substantial overall market volatility led a number of portfolio managers to re-examine the potential benefits of adding real estate to a diversified multi-asset portfolio and in the nine months ended September 30, 1996, investors added $1.7 billion to the net assets of dedicated real estate mutual funds alone. This growth in funds under management served to underpin values during the volatile third quarter and to enhance overall sector liquidity.

The second major thesis is that institutional investors that have preferred to invest in real estate directly will begin to consider the potential benefits of investing indirectly through property shares. For many years pension funds and insurance companies have seemed reluctant to trade off the control benefits of direct investing for the administrative and diversification benefits inherent in a property share portfolio. The quarter recently ended witnessed an unprecedented level of activity on behalf of institutions seeking to create portfolios of REIT shares. Indicative of this trend was the announcement by Prudential Insurance Company of America, one of the nation's largest landlords, that it intends to exit the direct real estate business entirely and of its choice of a senior REIT executive, Bernard Winograd, to head up its efforts to sell direct property and to swap real estate assets for REIT shares. While change in institutional investor attitudes and practices tends to be evolutionary rather than revolutionary, the events of the last quarter suggest that we are beginning a new chapter in the public real estate markets which will be marked by greater institutional participation, faster asset growth and greater liquidity.

The final trend alluded to above is an ongoing process of consolidation in the real estate industry. The early 1990's was a period of winnowing out in which many property developers went out of business due to excessive indebtedness. The ranks of property firms is being thinned a second time in the mid-1990's, but in this case because of a heightened level of merger and acquisition activity. While most of this activity involves the purchase of private firms by public REITs, an increasing amount of activity involves the merger of public firms with one another. The past three to four months has seen the announcement of agreed transactions involving two large apartment companies, South West Property Trust and United Dominion, and the first ever four way hostile takeover in the manufactured housing sector involving every single large company in that business. While there are natural limitations to takeover activity in the REIT business and in fact somewhat limited synergies involved in REIT combinations, we believe that we may have only scratched the surface in terms of near-term bid activity.

In keeping with our fundamental philosophy regarding the long-term nature of property cycles, there were no meaningful changes in our overall sector allocations during the third quarter. We remained heavily underweight the retail industry, focused largely on the continuing imbalance between tenant demand and new construction and the deteriorating performance of secondary and tertiary assets and markets. We also remained somewhat underweight in the apartment sector, where building of Class A apartments in the Southwest has led for the first time in this cycle to actual declines in property net operating income in at least one sub-market. (We would note, however, that almost all sub-markets continue to deliver at least modest real increases in operating income). Our overweight bets continue to be in the office, industrial and hotel sectors. These sectors have demonstrated the strongest demand-supply fundamentals and the best overall improvement in underlying asset values.

In keeping with our disciplined focus on underlying real estate value in selecting individual securities, however, we have continued to prune the Portfolio of those issues which no longer offer compelling underlying property value and have added new stocks which appear most undervalued on the basis of their assets. A significant new entrant into the Portfolio was American General Hospitality ("AGT"), a leading manager and owner of upscale hotel properties across the U.S. AGT has executed a strategy of buying and aggressively repositioning older hotel properties. We purchased AGT through an IPO in which we worked closely with the company and its underwriter to structure and price the offering to create the best value for the Portfolio.

Russell C. Platt
PORTFOLIO MANAGER

Theodore R. Bigman
PORTFOLIO MANAGER

October 1996

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1996

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

COMMON STOCKS (87.2%)
  APARTMENT (16.1%)
         42,700    Amli Residential Properties Trust
                    REIT                                $     891
        155,100    Avalon Properties, Inc. REIT             3,606
        115,900    Essex Property Trust, Inc. REIT          2,883
        265,500    Irvine Apartment Communities, Inc.
                    REIT                                    5,874
        230,200    Oasis Residental, Inc. REIT              5,036
        115,000    Paragon Group, Inc. REIT                 1,783
        300,100    South West Property Trust REIT           4,164
                                                        ---------
                                                           24,237
                                                        ---------
  LAND (2.7%)
        291,100    Atlantic Gulf Communities Corp.          1,419
        262,700    Catellus Development Corp.               2,594
                                                        ---------
                                                            4,013
                                                        ---------
  LODGING/LEISURE (21.0%)
         70,000    Alternative Living Services, Inc.          981
        591,700    American General Hospitality Corp.
                    REIT                                   11,242
         88,600    Assisted Living Concepts, Inc.           1,683
         61,700    Capstar Hotel Co.                        1,041
         79,400    Felcor Suite Hotels, Inc. REIT           2,561
        149,800    Host Marriott Corp.                      2,172
         42,500    ITT Corp. (New)                          1,854
        306,200    John Q Hammons Hotels, Inc.              3,024
        202,200    Servico, Inc.                            3,286
         87,840    Starwood Lodging Trust REIT              3,678
                                                        ---------
                                                           31,522
                                                        ---------
  MANUFACTURED HOME (5.2%)
        319,550    ROC Communities, Inc. REIT               7,790
                                                        ---------
  OFFICE AND INDUSTRIAL (25.0%)
    INDUSTRIAL (12.9%)
        229,700    East Group Properties REIT               5,656
        444,372    Meridian Industrial Trust, Inc.
                    REIT                                    7,777
         11,100    Meridian Point Realty Trust '83
                    REIT                                       22
        305,400    Pacific Gulf Properties, Inc. REIT       5,688
          9,600    Security Capital Industrial Trust
                    REIT                                      175
                                                        ---------
                                                           19,318
                                                        ---------
    OFFICE (5.5%)
        196,000    Great Lakes, Inc. REIT                   2,548
        122,400    Horsham Corp.                            1,989

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

          7,200    Parkway Properties, Inc.             $     150
        372,100    Trizec Corp., Ltd. REIT                  3,535
                                                        ---------
                                                            8,222
                                                        ---------
    OFFICE AND INDUSTRIAL (6.6%)
        408,600    Bedford Property Investors, Inc.
                    REIT                                    5,823
         58,800    Brandywine Realty Trust REIT               353
         56,600    Duke Realty Investments, Inc. REIT       1,847
         89,900    Liberty Property Trust REIT              1,955
                                                        ---------
                                                            9,978
                                                        ---------
TOTAL OFFICE AND INDUSTRIAL                                37,518
                                                        ---------
RETAIL (14.5%)
    FACTORY OUTLET CENTER (1.8%)
        129,400    FAC Realty, Inc. REIT                    1,132
         78,600    Horizon Group, Inc. REIT                 1,621
                                                        ---------
                                                            2,753
                                                        ---------
    REGIONAL MALL (6.9%)
        181,884    Simon DeBartolo Group                    4,638
        236,700    Urban Shopping Centers, Inc. REIT        5,770
                                                        ---------
                                                           10,408
                                                        ---------
    SHOPPING CENTER (5.8%)
        231,500    Alexander Haagen Properties, Inc.
                    REIT                                    3,241
        461,300    Burnham Pacific Property Trust
                    REIT                                    5,420
                                                        ---------
                                                            8,661
                                                        ---------
TOTAL RETAIL                                               21,822
                                                        ---------
SELF STORAGE (2.7%)
        160,900    Shurgard Storage Centers, Inc.,
                    Series A, REIT                          4,163
                                                        ---------
TOTAL COMMON STOCKS (Cost $122,463)                       131,065
                                                        ---------
PREFERRED STOCKS (4.5%)
  OFFICE AND INDUSTRIAL
    OFFICE (4.5%)
         10,650    Great Lakes, Inc. REIT                      --
        323,000    Parkway Properties, Inc., Class A        6,742
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $4,926)                        6,742
                                                        ---------

    NO. OF                                                VALUE
   WARRANTS                                               (000)
---------------                                         ---------
WARRANTS (0.4%)
  INDUSTRIAL (0.4%)
        214,304    Meridian Industrial Trust, Inc.,
                    expiring 2/23/99 (Cost $409)        $     589
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (10.5%)
  REPURCHASE AGREEMENT (10.5%)
$        15,898    Chase Securities, Inc. 5.40%,
                    dated 9/30/96, due 10/01/96, to
                    be repurchased at $15,900,
                    collateralized by $12,955 U.S.
                    Treasury Bonds, 9.25%, due
                    2/15/16, valued at $15,979 (Cost
                    $15,898)                               15,898
                                                        ---------
TOTAL INVESTMENTS (102.6%) (Cost $143,696)                154,294
                                                        ---------
OTHER ASSETS AND LIABILITIES (-2.6%)
 Other Assets                                               1,181
 Liabilities                                               (5,125)
                                                        ---------
                                                           (3,944)
                                                        ---------
NET ASSETS (100%)                                       $ 150,350
                                                        ---------
                                                        ---------
CLASS A:
  NET ASSETS                                             $143,471
  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
    Applicable to 10,826,550 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)           $13.25
CLASS B:
  NET ASSETS                                               $6,879
  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
    Applicable to 519,337 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)           $13.25

----------------------------------
REIT -- Real Estate Investment Trust